Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)				1 Months Ended	2 Months Ended
	Jun. 30, 2020	Jun. 29, 2020	May 01, 2020	May 01, 2020	Jun. 30, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Payment of stock offering costs					$ 4,907,692
Issue price of warrants	$ 11.50		$ 11.50	$ 11.50	$ 11.50
Assets held in trust	$ 230,000,000				$ 230,000,000
Redemption price per share	$ 10.00				$ 10.00
Maximum net tangible assets for business combination	$ 5,000,001		$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of public shares to redeem					100.00%
Interest to pay dissolution expenses	100,000		100,000
Cash	1,739,697		25,000	25,000	$ 1,739,697
Working capital	$ 1,500,000		$ 39,000	$ 39,000	$ 1,500,000
Proceeds from sale of founders shares		$ 25,000
Number of units in a proposed public offering required to obtain adequate financial resources to commence operation				20,000,000
Number of units in proposed public offering if the underwriters overallotment option exercised in full				23,000,000
Proposed public offering price				$ 10.00
Number of warrants in proposed public offering required to obtain adequate financial resources to commence operation				5,975,000
Number of warrants in proposed public offering if the underwriters overallotment option is exercised in full				6,575,000
Price per private placement warrant			$ 1.00	$ 1.00
Percentage of shares to be redeemed without consent				15.00%
Percentage of public shares to redeem				100.00%
Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Loan proceeds from sponsor		$ 75,000
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value	$ 0.0001		0.0001	$ 0.0001	$ 0.0001
Redemption price per share	10.00		10.00	10.00	$ 10.00
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued					6,575,000
Issue price of warrants	$ 1.00				$ 1.00
Proceeds from issuance of warrants	$ 6,600,000
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold	23,000,000
Stock issue price	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Sale of units in initial public offering, gross	$ 230,000,000				$ 230,000,000
Payment of stock offering costs	13,100,000
Payment of deferred underwriting commissions	$ 8,100,000
Initial Public Offering | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold					23,000,000
Sale of units in initial public offering, gross					$ 2,300
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price	$ 10.00				$ 10.00
Assets held in trust	$ 230,000,000				$ 230,000,000
Over-Allotment Units
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold	3,000,000			3,000,000
Over-Allotment Units | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued				6,575,000